EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2017
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

24. EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2017, employee benefits expense was $526.8 million (2016 – $479.1 million). There were no related party transactions in 2017 or 2016 other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,

	2017	2016

Salaries, short-term incentives and other benefits	$13,852	$16,620

Post-employment benefits	1,928	1,489

Share-based payments	16,331	13,591

Total	$32,111	$31,700